Cover	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 21, 2023, Onconetix, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission in connection with the Company’s acquisition of Proteomedix AG (“Proteomedix”), which Original Form 8-K was amended on December 27, 2023 and February 27, 2024 to, among other things, include the historical audited and interim financial statements of Proteomedix required by Item 9.01(a) of Form 8-K (the “Proteomedix Financial Statements”) and the pro forma combined financial information required by Item 9.01(b) of Form 8-K that were not included in the Original Form 8-K (together with the Proteomedix Financial Statements, the “Proteomedix Financial Information”) in reliance on the instructions to such item. This Amendment No. 3 on Form 8-K/A further amends the Original Form 8-K to add as an exhibit required by Item 9.01(d) a consent from BDO AG, Proteomedix’s independent registered public accounting firm (“BDO”) to incorporate by reference BDO’s audit report included in the Proteomedix Financial Information into certain of the Company’s registration statements. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Dec. 15, 2023
Entity File Number	001-41294
Entity Registrant Name	Onconetix, Inc.
Entity Central Index Key	0001782107
Entity Tax Identification Number	83-2262816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	620-4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ONCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false